Financial assets and liabilities - Changes in Level 3 assets and liabilities - (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
IfrsStatementLineItems [Line Items]
Financial assets at beginning of period	$ 89,442
Financial liabilities at beginning of period	54,136
Financial assets at end of period	86,894
Financial liabilities at end of period	49,536
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at beginning of period	13
Financial liabilities at beginning of period
Losses recognized in the income statement	(13)
Losses recognized in the income statement
Financial assets at end of period
Financial liabilities at end of period